Going Concern Assumption (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)
Going Concern Assumption [Abstract]
Incurred loss	$ (3,281,764)	د.إ (12,050,632)	د.إ (11,567,148)
Current liabilities exceeded current assets		د.إ 14,895,128